Unaudited Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Operating Activities
Net earnings	$ 272,978	$ 147,336	$ 193,605	$ 221,256
Adjustments and items not affecting cash:
Depreciation and amortization	75,667	69,813	154,547	140,860
Deferred taxes	44,896	15,831	27,106	25,687
Unrealized gain (loss) on derivative financial instruments	(1,940)	9,144	(2,179)	9,675
Share-based compensation expense	9,997	2,566	11,640	4,473
Cost of equity funds used for construction purposes	(1,036)	(698)	(2,037)	(1,160)
Change in value of investments carried at fair value	(309,725)	(119,856)	(118,967)	(114,038)
Pension and post-employment expense in excess of (lower than) contributions	(1,599)	434	2,784	3,231
Distributions received from equity investments, net of income	1,258	2,629	2,072	4,693
Others	(131)	(382)	(2,141)	523
Changes in non-cash operating items	52,569	6,775	(56,629)	(39,487)
Net Cash Provided by (Used in) Operating Activities, Total	142,934	133,592	209,801	255,713
Financing Activities
Increase in long-term debt	603,925	1,488,244	1,336,655	2,110,785
Decrease in long-term debt	(688,219)	(1,372,856)	(1,073,168)	(1,689,224)
Issuance of common shares, net of costs	119,492	5,974	120,257	6,367
Cash dividends on common shares	(65,236)	(47,504)	(122,568)	(92,214)
Dividends on preferred shares	(2,017)	0	(4,157)	(2,106)
Contributions from non-controlling interests, related party	0	96,752	0	96,752
Contributions from non-controlling interests and redeemable non-controlling interests	2,649	475	2,649	475
Production-based cash contributions from non-controlling interest	0	0	3,371	3,565
Distributions to non-controlling interests, related party	(8,405)	(3,773)	(15,912)	(10,867)
Distributions to non-controlling interests	(3,148)	(3,284)	(7,225)	(5,520)
Payments upon settlement of derivatives	0	0	0	(8,732)
Shares surrendered to fund withholding taxes on exercised share options	(4,644)	(3,941)	(4,644)	(3,941)
Increase in other long-term liabilities	4,801	774	7,201	4,052
Decrease in other long-term liabilities	(3,054)	(11,334)	(5,026)	(13,779)
Net Cash Provided by (Used in) Financing Activities, Total	(43,856)	149,527	237,433	395,613
Investing Activities
Additions to property, plant and equipment and intangible assets	(186,407)	(105,664)	(342,309)	(213,050)
Increase in long-term investments	(44,078)	(184,887)	(105,167)	(415,687)
Acquisitions of operating entities	(7,285)	0	(3,051)	(1,350)
Increase in other assets	(2,398)	(11,975)	(7,764)	(13,011)
Receipt of principal on development loans receivable	1,239	0	10,954	10,601
Proceeds from sale of long-lived assets	0	0	415	0
Net Cash Provided by (Used in) Investing Activities, Total	(238,929)	(302,526)	(446,922)	(632,497)
Effect of exchange rate differences on cash and restricted cash	2,730	566	(1,750)	725
Increase (decrease) in cash, cash equivalents and restricted cash	(137,121)	(18,841)	(1,438)	19,554
Cash, cash equivalents and restricted cash, beginning of period	222,955	104,168	87,272	65,773
Cash, cash equivalents and restricted cash, end of period	85,834	85,327	85,834	85,327
Supplemental disclosure of cash flow information:
Cash paid during the period for interest expense	54,781	46,180	99,588	83,324
Cash paid during the period for income taxes	877	10,192	1,924	9,538
Non-cash financing and investing activities:
Property, plant and equipment acquisitions in accruals	51,634	29,207	51,634	29,207
Issuance of common shares under dividend reinvestment plan and share-based compensation plans	12,165	17,969	46,012	45,193
Convertible Debentures
Non-cash financing and investing activities:
Issuance of common shares upon conversion of convertible debentures	$ 0	$ 64	$ 12	$ 94